Note 36 - Related Party Transactions - Transactions with Subsidiaries, Joint Ventures and Associates - Loans (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Loans (Transactions with Subsidiaries, Joint Ventures and Associates)
Loans outstanding, beginning of year		€ 153	[1],[2]	€ 214
Movement in loans during the period		(34)		159
Changes in the group of consolidated companies		0		0
Exchange rate changes/other		0		(221)	[2]
Loans outstanding, end of year	[1]	119		153	[2]
Other credit risk related transactions:
Allowance for loan losses		0		0
Provision for loan losses		0		0
Guarantees and commitments		€ 5		€ 28

[1]	Loans past due were € 0 million as of December 31, 2022 and € 0 million as of December 31, 2021. For the total loans the Group held collateral of € 0 million and € 0 million as of December 31, 2022 and December 31, 2021, respectively.
[2]	Prior years' comparatives aligned to presentation in the current year.